Project debt, Details of project debt (Details) $ in Thousands, € in Millions		6 Months Ended
	Feb. 24, 2023	Jun. 30, 2023 USD ($) Agreement	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements		$ 197,000		$ 208,000
Non-current		4,120,405		4,226,518
Current		317,856		326,534
Total Project debt		$ 4,438,261		$ 4,553,052
Maturity date	February 24, 2028
Green Senior Notes [Member]
Project debt [Abstract]
Number of loan agreements | Agreement		2
Project debt financed amount | €			€ 198.0
Maturity date		June 2037